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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. [__]                                        [ ]

     Post-Effective Amendment No. 17   (File No. 333-139759)                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 72 (File No. 811-7195)                                    [X]

                        (Check appropriate box or boxes)

                      RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       RiverSource Life Insurance Company
                               (Name of Depositor)

  829 Ameriprise Financial Center, Minneapolis, MN                       55474
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[ ]  on (date)pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[X]  on July 19, 2010 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 17 is to supplement the prospectus for RiverSource FlexChoice Select Variable Annuity.

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PART A.

The prospectus for RiverSource(R) FlexChoice Select Variable Annuity filed electronically with Registrant's Post-Effective Amendment No.15 to Registration Statement No. 333-139759 filed on or about April 28, 2010 is incorporated by reference into Part A of this Post-Effective Amendment No.17 to this Registration Statement.

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                              PROSPECTUS SUPPLEMENT

                             DATED JULY ____, 2010*

                    PRODUCT NAME                       PRODUCT FORM #
----------------------------------------------------   --------------
RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY      45307 L (4/10)
RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY     45304 L (4/10)
RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY   45301 L (4/10)
RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY       45300 L (4/10)
RIVERSOURCE(R) BUILDER SELECT VARIABLE ANNUITY         45303 L (4/10)

This information in this supplement updates and amends certain information contained in your current variable annuity product prospectuses. Please read it carefully and keep it with your variable annuity contract product prospectuses.

For contracts purchased on or after July ____, 2010, the following changes apply:

I. THE CURRENT ANNUAL FEE FOR THE ACCUMULATION PROTECTOR BENEFIT RIDER WILL INCREASE FROM 0.95% TO 1.10%.

II. THE NEW OPTIONAL LIVING BENEFIT RIDERS, SECURESOURCE STAGES 2 RIDERS, WILL REPLACE CURRENTLY OFFERED SECURESOURCE(R) RIDERS.

III. THE FOLLOWING CHANGES ARE MADE TO THE PROSPECTUS:

UNDER "THE CONTRACT IN BRIEF" SECTION OF THE PROSPECTUS, THE EIGHT BULLET DESCRIBING "BUYING A CONTRACT" AND PARAGRAPH DESCRIBING "OPTIONAL BENEFITS" ARE CHANGED TO READ:

- How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you have elected the SecureSource Stages 2, SecureSource Stages or SecureSource 20 rider, any withdrawals during the waiting period, could negatively impact the value of your guarantees and may eliminate or reduce the value of any credits and/or step ups available under the riders. Also, if you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the SecureSource series of riders, Guarantor Withdrawal benefit rider, or Guarantor Withdrawal Benefit for Life rider, the guaranteed amounts under the rider may be reduced and may eliminate or reduce the value of any credit and/or step ups available under riders. (See "Surrenders"). In addition, certain surrenders may be subject to a federal income tax penalty. (See "Surrenders").

OPTIONAL BENEFITS: You can buy optional benefits with your contract for an additional charge if you meet certain criteria. We offer optional death benefits and optional living benefits. We currently offer various SecureSource riders ("SecureSource series") and Accumulation Protector Benefit rider as optional living benefits. SecureSource series are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). When used in this prospectus, the term "SecureSource series" includes: the SecureSource Stages 2 riders, the SecureSource

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Stages riders, the SecureSource 20 riders and the SecureSource riders, except where the SecureSource Stages 2 riders, the SecureSource Stages riders, SecureSource 20 riders and SecureSource riders are specifically referenced and distinguished from other riders in the SecureSource series. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. Optional living benefits require the use of a Portfolio Navigator program (PN program) model portfolio or investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. We previously offered other optional living benefits. (See "Optional Benefits"). Optional benefits vary by state and may have eligibility requirements. We offer the following optional death benefits: MAV Death Benefit, 5% Accumulation Death Benefit, Enhanced Death Benefit, Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider. Benefit Protector Death Benefit rider and Benefit Protector Plus Death Benefit rider are intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes.

THE FOLLOWING DISCLOSURE IS ADDED TO THE "EXPENSE SUMMARY - OPTIONAL LIVING BENEFITS - CURRENTLY OFFERED":

SECURESOURCE STAGES 2 - SINGLE LIFE RIDER FEE   MAXIMUM:  1.75% CURRENT: 0.95%
SECURESOURCE STAGES 2 - JOINT LIFE RIDER FEE    MAXIMUM: 2.25% CURRENT: 1.15%

(Charged annually on the contract anniversary as a percentage of contract value or the total Benefit Base, whichever is greater.)

THE FOLLOWING REVISION IS MADE UNDER THE "BUYING YOUR CONTRACT - CURRENT CONTRACT" SECTION:

In addition you may also select one of the following optional living benefits (both require the use of the PN program):

-    SecureSource Stages 2 riders, or

-    Accumulation Protector Benefit rider

THE FOLLOWING IS ADDED UNDER "CHARGES":

SECURESOURCE STAGES 2 RIDER CHARGE

We deduct an annual charge for this optional feature only if you select it as follows:

-    SecureSource Stages 2--Single Life rider, 0.95%

-    SecureSource Stages 2--Joint Life rider, 1.15%

The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.

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Once you elect the SecureSource Stages 2 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently the SecureSource Stages 2 rider fee does not vary with the PN program investment option selected; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages 2--Single Life rider fee will not exceed a maximum of 1.75%. The SecureSource Stages 2--Joint Life rider fee will not exceed a maximum of 2.25%.

The following describes how your annual rider fee may increase:

1. We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

          (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

               (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

               (ii) any ability to make additional purchase payments,

               (iii) any future rider credits, and the credit base (CB) will be permanently reset to zero,

               (iv) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

               (v) the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.

          (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

2. Your annual rider fee may increase if you elect to change to a more aggressive investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.

If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the annuitization start date.

THE FOLLOWING IS ADDED UNDER "CHANGING OWNERSHIP":

For the SecureSource Stages 2 - Single Life, an ownership change that results in a different covered person will terminate the rider, subject to state restrictions.

THE FOLLOWING NEW SECTION IS ADDED ABOVE "OPTIONAL LIVING BENEFITS--CURRENTLY OFFERED - SECURESOURCE STAGES RIDERS":

SECURESOURCE STAGES 2 RIDERS

This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains. The SecureSource Stages 2 rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

Your benefits under the rider can be reduced if any of the following occurs:

     - If you take any withdrawals during the 3-YEAR WAITING PERIOD, the lifetime benefit amount will be determined using percentage B for the appropriate age band as long as rider benefits are payable;

     - If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

     - If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund;

     - If the contract value is 20% or more below purchase payments increased by any contract anniversary gains or rider credits and adjusted for withdrawals (see withdrawal adjustment base described below).

The SecureSource Stages 2 rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.

As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.

Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time.

Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY

There are two optional SecureSource Stages 2 riders available under your contract:

-    SecureSource Stages 2 --Single Life

-    SecureSource Stages 2 --Joint Life

The information in this section applies to both SecureSource Stages 2 riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages 2 --Single Life rider covers one person. The SecureSource Stages 2 -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages 2 --Single Life rider or the SecureSource Stages 2 --Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages 2 rider is an optional benefit that you may select for an additional annual charge if::

-    SINGLE LIFE: you are 85 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 85 or younger on the date the contract is issued.

The SecureSource Stages 2 riders are not available under an inherited qualified annuity.

The SecureSource Stages 2 rider guarantees that after the waiting period, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

-    SINGLE LIFE: death (see "At Death" heading below).

- JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).

KEY TERMS

The key terms associated with the SecureSource Stages 2 rider are:

AGE BANDS: Each age band is associated with a two lifetime payment percentages. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band. After the waiting period, the annual withdrawal amount guaranteed by the rider can vary each contract year.

ANNUAL STEP-UP: an increase in the benefit base and/or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

EXCESS WITHDRAWAL: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.

EXCESS WITHDRAWAL PROCESSING: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.

LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment. Two percentages ("percentage A" and "percentage B") are used for each age band.

PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

RIDER CREDIT: an amount that can be added to the benefit base on each of the first ten rider anniversaries, based on a rider credit percentage of 8% in year one and 6% for years two through ten, as long as no withdrawals have been taken since the rider effective date and you do not decline any rider fee increase. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.

WAITING PERIOD: the period of time before you can take a withdrawal without limiting benefits under the rider. If you take any withdrawals during the waiting period, the lifetime benefit amount will be determined using percentage

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B for the appropriate age band as long as rider benefits are payable. The waiting period starts on the rider effective date and ends on the day prior to the third rider anniversary.

WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge and any market value adjustment.

WITHDRAWAL ADJUSTMENT BASE (WAB): one of the components used to determine the lifetime payment percentage after the waiting period. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.

IMPORTANT SECURESOURCE STAGES 2 RIDER CONSIDERATIONS

You should consider whether a SecureSource Stages 2 rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

     SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This possibility may present itself when there are multiple contract owners --when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.

     JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. If you take any withdrawals during the 3-year waiting period, the lifetime benefit amount will be determined using percentage B for the appropriate age band as long as rider benefits are payable. Any withdrawal request within the 3-year waiting period must be submitted in writing. In addition, any withdrawals in the first 10 years will terminate any remaining rider credits. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider will be reduced.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the investment options under the PN program. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

     You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

     Immediately following a withdrawal your contract value will be reallocated to the target investment option classification as shown in your contract if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.

     After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows: the BB, PBG and WAB will be reset to the contract value, if less than their current amount; and the ALP and RALP, if available, will be recalculated. You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- NON-CANCELABLE: Once elected, the SecureSource Stages 2 rider may not be cancelled (except as provided under "Rider Termination" heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

     Dissolution of marriage does not terminate the SecureSource Stages 2 --Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages2 --Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

-    JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
     Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

     For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

     If you select the SecureSource Stages 2 --Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

     INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges-- Surrender Charge"). The FA may be greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes--Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

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-    TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes --Qualified Annuities --Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD during the waiting period the lifetime benefit amount will be determined using percentage B for as long as rider benefits are payable. While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

LIFETIME BENEFIT DESCRIPTION

SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated. After the waiting period and when the ALP is established, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50.

JOINT LIFE: The ALP is established on the earliest of the following dates:

- The rider effective date if the younger covered spouse has already reached age 50.

-    The date the younger covered spouse's attained age equals age 50.

- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment. Two percentages are used for a given age band, percentage A or percentage B, depending on the factors described below.

For ages:

-    50-58, percentage A is 4% and percentage B is 3%.

-    59-64, percentage A is 5% and percentage B is 4%.

-    65-79, percentage A is 6% and percentage B is 5%.

-    80 and older, percentage A is 7% and percentage B is 6%.

The age band for the lifetime payment percentage is determined at the following times:

- When the ALP is established: The age band used to calculate the initial ALP is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouse's attained age).

- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouse's subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouse's attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)

-    Upon annual step-ups (see "Annual Step ups" below).

- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage. In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.

The following determines whether Percentage A or Percentage B is used for each applicable age band:

During the waiting period, percentage B will be used. If you take a withdrawal in the waiting period, percentage B will be used as long as rider benefits are payable.

If no withdrawal is taken during the waiting period, after the waiting period a comparison of your contract value and the withdrawal adjustment base (WAB) determines whether percentage A or percentage B is used to calculate the ALP unless the percentage is fixed as described below. On each valuation date, if the benefit determining percentage is less than the 20% adjustment threshold, then percentage A is used in calculating your ALP, otherwise percentage B is used. The benefit determining percentage is calculated as follows, but it will not be less than zero:

          1 - (A/B) where:

          A = Contract value at the end of the prior valuation period

          B = WAB at the end of the prior valuation period

After the ALP is established and after the waiting period, the first withdrawal taken in each contract year will set and fix the lifetime payment percentage for the remainder of the contract year. Beginning on the next rider anniversary, the lifetime payment percentage can change on each valuation day as described above until a withdrawal is taken in that contract year.

However, at the earliest of (1), (2) or (3) below Percentage A and Percentage B will be set and remain fixed as long as the benefit is payable:

- if the ALP is established, when your contract value on a rider anniversary is less than two times the benefit base (BB) multiplied by percentage B for your current age band, or

-    when the contract value reduces to zero, or

- on the date of death (JOINT LIFE: remaining covered spouse's date of death) when a death benefit is payable.

For certain periods of time at our discretion and on a non-discriminatory basis, your lifetime payment percentage may be set by us to percentage A if more favorable to you.

DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values (benefit base (BB), credit base (CB) and withdrawal adjustment base (WAB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:

- On the contract date: The WAB, CB, BB and PBG are set equal to the initial purchase payment.

- When an additional purchase payment is made: If the WAB and CB are greater than zero, the WAB and CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.

- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.

     When a withdrawal is taken:

     (a) If the first withdrawal is taken during the waiting period, the WAB will be permanently reset to zero. If the first withdrawal is taken after the waiting period, the WAB will be reduced by the "adjustment for withdrawal," as defined below.

     (b) If the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.

     (c) If the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the "adjustment for withdrawal," and the PBG will be reduced by the greater of the amount of the withdrawal or the "adjustment for withdrawal," but it will not be less than zero.

     (d) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

          The PBG will be reset to the lesser of:

          (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

          (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

                    A  X  B   where:
                    -------
                       C

                    A = the amount of the withdrawal minus the RALP

                    B = the PBG minus the RALP on the date of (but prior to) the withdrawal

                    C = the contract value on the date of (but prior to) the
                        withdrawal minus the RALP

          The BB will be reduced by an amount as calculated below:

                    D  X  E   where:
                    -------
                       F

                    D = the amount of the withdrawal minus the RALP

                    E = the BB on the date of (but prior to) the withdrawal

                    F = the contract value on the date of (but prior to) the
                        withdrawal minus the RALP.

          ADJUSTMENT FOR WITHDRAWAL DEFINITION: When the WAB, PBG or BB is reduced by a withdrawal in the same proportion as the contract value is reduced, the proportional amount deducted is the "adjustment for withdrawal." The "adjustment for withdrawal" is calculated as follows:

                    G  X  H   where:
                    -------
                       I

                    G = the amount the contract value is reduced by the
                        withdrawal

                    H = the WAB, BB or PBG (as applicable) on the date of (but prior to) the withdrawal

                    I = the contract value on the date of (but prior to) the
                        withdrawal.

RIDER ANNIVERSARY PROCESSING: The following describes how the WAB, BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.

     - The WAB on rider anniversaries: Unless the WAB is permanently reset to zero or you decline any rider fee increase, the WAB (after any rider credit is added) will be increased to the contract value, if the contract value is greater.

     - RIDER CREDITS: If you did not take any withdrawals and you did not decline any rider fee increase, a rider credit may be available for the first ten rider anniversaries. On the first rider anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. On any subsequent rider credit anniversaries, the rider credit equals the CB as of the prior rider anniversary multiplied by 6%. On the first rider anniversary the BB and WAB will be set to the greater of the current BB, or the BB 180 days following the contract date increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. On any subsequent rider credit anniversaries the BB and WAB will be set to the greater of the current BB, or the BB on the prior rider anniversary increased by the rider credit and any additional purchase payments since the prior rider anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the 10th rider anniversary after any adjustment to the WAB and BB, and there will be no additional rider credits.

     - ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any rider fee increase, future annual step-ups will no longer be available.

          The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.

OTHER PROVISIONS

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:

-    The annual lifetime payment is established;

-    The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

-    The RMD amount is otherwise based on the requirements of section 401(a)
     (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. If any withdrawal is taken in the waiting period, including RMDs, Percentage B for the applicable age band will be used as long as rider benefits are payable. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. The amount in excess of the RALP that is not subject to excess withdrawal processing will be recalculated if the ALP changes due to lifetime payment percentage changes. See Appendix E for additional information.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages 2 --Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages 2 --Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline a rider fee increase, at the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Rider Anniversary Processing - Annual Step-Up" heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR SURRENDER: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

     In either case above:

     - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

     -    We will no longer accept additional purchase payments.

     -    No more charges will be collected for the rider.

     -    The current ALP is fixed for as long as payments are made.

     - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

     - The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.

- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

AT DEATH:

SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

-    elect to take the death benefit under the terms of the contract, or

-    elect to take the principal back guarantee available under this rider, or

- continue the contract and the SecureSource Stages 2 - Joint Life rider under the spousal continuation option.

For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

1. If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.

2. If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.

In either of the above cases:

- After the date of death, there will be no additional rider credits or annual step-ups.

-    The lifetime payment percentage used will be set as of the date of death.

- The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

3. On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

4. If the PBG equals zero, the benefit terminates. No further payments are made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If allowed by state law, change of ownership is subject to our approval. If there is a change of ownership and the covered person remains the same, the rider continues with no change to any of the rider benefits. If there is a change of ownership and the covered person would be different, the rider terminates.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s) and are subject to our approval, if allowed by state law. No other ownership changes are allowed as long as the rider is in force.

ASSIGNMENT: If allowed by state law, an assignment is subject to our approval.

ANNUITY PROVISIONS: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages 2 rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION

The SecureSource Stages 2 rider cannot be terminated either by you or us except as follows:

- SINGLE LIFE: a change of ownership that would result in a different covered person will terminate the rider.

-    SINGLE LIFE: after the death benefit is payable, the rider will terminate.

-    SINGLE LIFE: spousal continuation will terminate the rider.

- JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

-    On the annuitization start date, the rider will terminate.

- You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (see "Charges-- SecureSource Stages 2 rider fee").

- When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

-    Termination of the contract for any reason will terminate the rider.

     For an example, see Appendix D.

THE FOLLOWING HAS BEEN ADDED TO THE APPENDIX D:

SECURESOURCE STAGES 2 RIDERS - EXAMPLE:

(TO BE FILED BY AMENDMENT)

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated April 30, 2010 filed electronically as Part B to Post-Effective Amendment No. 8 to Registration Statement No. 333-139760 on or about April 23, 2010, is incorporated by reference to this Post-Effective Amendment No. 17.

Part C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          The audited financial statements of the RiverSource Variable Annuity Account including:

               Report of Independent Registered Public Accounting Firm dated
                    April 23, 2010
               Statements of Assets and Liabilities for the year ended Dec. 31,
                    2009
               Statements of Operations for the year ended Dec. 31, 2009 Statements of Changes in Net Assets for the two years ended Dec.
                    31, 2009
               Notes to Financial Statements

          The audited financial statements of the RiverSource Life Insurance Company including:

               Report of Independent Registered Public Accounting Firm dated
                   February 23, 2010
               Consolidated Balance Sheets as of Dec. 31, 2009 and 2008 Consolidated Statements of Income for the years ended Dec. 31,
                   2009, 2008 and 2007
               Consolidated Statements of Cash Flows for the years ended Dec.
                   31, 2009, 2008 and 2007
               Consolidated Statements of Shareholder's Equity for the three years ended Dec. 31, 2009, 2008 and 2007
               Notes to Consolidated Financial Statements

     (b)  Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life Insurance Company establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4    Resolution of the Board of Directors of American Enterprise Life

       Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 subaccounts dated Sept. 8, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 2 to Registration Statement No. 333-85567 filed on or about Dec. 30, 1999 is incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Accounts Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account dated April 25, 2000, filed electronically as Exhibit
       1.3 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 5 to Registration Statement No. 333-85567 filed on or about April 28, 2000 is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12   Resolution of the Board of Directors of American Enterprise Life

       Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 subaccounts dated April 17, 2002, filed electronically as Exhibit 1.14 to American Enterprise Variable Annuity Accounts Post-Effective Amendment No. 11 to Registration Statement No. 333-85567 is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297 and is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-73958, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 filed on or about April 24, 2003, is incorporated by reference.

1.18 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 183 subaccounts dated October 29, 2003 filed electronically as Exhibit 1.18 to Registrant's Post-Effective Amendment No. 15 to Registration Statement No. 333-92297 filed on or about October 30, 2003 is incorporated by reference.

1.19 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 973 subaccounts dated April 26, 2004 filed electronically as Exhibit 1.19 to Registrant's Post-Effective Amendment No. 9 to Registration Statement No. 333-74865 filed on or April 27, 2004 is incorporated by reference.

1.20 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically as Exhibit 1.20 to Registrant's Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 is incorporated by reference.

1.21 Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is herein incorporated by reference.

2.     Not applicable.

3.1 Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan 2, 2007, is incorporated by reference.

3.2    Not applicable.

4.1 Form of Deferred Annuity Contract Option L (form 271496), filed electronically as Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.2 Form of Deferred Annuity Contract Option C (form 271491), filed electronically as Exhibit 4.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

4.3 Form of Enhanced Death Benefit Rider (form 44213), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.4 Form of Guaranteed Minimum Income Benefit Rider (form 44214), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-85567 on form N-4, filed on or about Nov. 4, 1999, is incorporated by reference.

4.5    Not applicable.

4.6    Form of Roth IRA Endorsement (form 43094), filed electronically as
       Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.7 Form of SEP-IRA (form 43433), filed electronically as Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about Aug. 4, 1999, is incorporated by reference.

4.8 Form of TSA Endorsement (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.9 Form of Benefit Protector(SM) Death Benefit Rider (form 271155), filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.10 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 271156), filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.11 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.12   Form of Roth IRA Endorsement (form 272109) filed electronically as
       Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.13 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.14 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.15 Form of 5% Accumulation Death Benefit Rider (form 272870) filed electronically as Exhibit 4.12 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.16 Form of Enhanced Death Benefit Rider (form 272871) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.17 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base)(form 272872) filed electronically as Exhibit 4.14 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.18   Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
       Base)(form 272873) filed electronically as Exhibit 4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.19   Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum

       Anniversary Value Benefit Base and 5% Accumulation Benefit Base)(form 272874) filed electronically as Exhibit 4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.20 Form of Guaranteed Minimum Withdrawal Benefit Rider (The Guarantor(SM) Withdrawal Benefit Rider)(form 272875) filed electronically as Exhibit
       4.17 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-74865 filed on or about Feb. 2, 2004 is incorporated by reference.

4.21 Form of Deferred Variable Annuity Contract (form 272876 DPFCC) filed electronically as Exhibit 4.21 to Registrant's Post-Effective Amendment No. 5 filed on or about February 10, 2004 is incorporated by reference.

4.22 Form of Deferred Variable Annuity Contract (form 272876 DPFCL) filed electronically as Exhibit 4.22 to Registrant's Post-Effective Amendment No. 5 filed on or about February 10, 2004 is incorporated by reference.

4.23 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567) filed as Exhibit 4.22 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.24 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568) filed electronically as Exhibit 4.23 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.25   Form of Annuity Endorsement (form 273566) filed electronically as Exhibit
       4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 filed on or about Jan. 28, 2005 is incorporated by reference.

4.26 Form of Guaranteed Minimum Lifetime Withdrawal Benefit Rider (Guarantor Withdrawal Benefit for Life (SM) Rider) (Form 273959) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

4.27   Form of Guarantor(SM) Withdrawal Benefit (form 273567-E) filed as Exhibit
       4.26 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 filed on or about August 25, 2006, is incorporated by reference.

4.28   Form of Guarantor(SM) Withdrawal Benefit (form 272875-E) filed as Exhibit
       4.27 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 30 to Registration Statement No. 333-92297 filed on or about August 25, 2006, is incorporated by reference.

4.29 Form of Variable Annuity Contract (form 271498) filed as Exhibit 4.29 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 3, 2007, is incorporated herein by reference.

4.30 Form of Fixed and Variable Annuity Contract (form 272876) filed electronically as Exhibit 4.35 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.31 Form of Fixed and Variable Annuity Contract - RVSL (form 273954) filed electronically as Exhibit 4.37 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.32 Form of Fixed and Variable Annuity Contract - AEL (form 273954) filed electronically as Exhibit 4.38 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.33   Form of Contract Data Pages - RVSL (form 273954DPFCC) filed as Exhibit
       4.33 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.34   Form of Contract Data Pages - AEL (form 273954DPFCC) filed as Exhibit
       4.34 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.35   Form of Contract Data Pages - RVSL (form 273954DPFCL) filed as Exhibit
       4.35 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.36   Form of Contract Data Pages - AEL (form 273954DPFCL) filed as Exhibit
       4.37 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

4.37   Form of TSA Endorsement - RVSL (form 272865) filed electronically as
       Exhibit 4.30 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.38   Form of TSA Endorsement - AEL (form 272865) filed electronically as
       Exhibit 4.31 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.39   Form of 401 Plan Endorsement - RVSL (form 272866) filed electronically as
       Exhibit 4.32 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.40   Form of 401 Plan Endorsement - AEL (form 272866) filed electronically as
       Exhibit 4.33 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.41   Form of Unisex Endorsement (form 272867) filed electronically as Exhibit
       4.34 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.42   Form of Pre-election endorsement (form 273566) filed electronically as
       Exhibit 4.24 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 22 to Registration Statement No. 333-92297 on or about Jan. 28, 2005 is incorporated by reference.

4.43   Form of MAV GMIB Rider -RVSL (form 273961) filed electronically as
       Exhibit 4.40 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.44   Form of MAV GMIB Rider - AEL (form 273961) filed electronically as
       Exhibit 4.41 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.45   Form of 5% GMIB Rider - RVSL (form 273962) filed electronically as
       Exhibit 4.42 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.46   Form of 5% GMIB Rider - AEL (form 273962) filed electronically as Exhibit
       4.43 with the Initial Registration Statement on Form N-4 for

       RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.47 Form of Greater of MAV or 5% GMIB Rider - RVSL (form 273963) filed electronically as Exhibit 4.44 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.48 Form of Greater of MAV or 5% GMIB Rider - AEL (form 273963) filed electronically as Exhibit 4.45 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.49   Form of Unisex Endorsement - RVSL (form 273964) filed electronically as
       Exhibit 4.46 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.50   Form of Unisex Endorsement - AEL (form 273964) filed electronically as
       Exhibit 4.47 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.51 Form of 5% Death Benefit Rider - RVSL (form 273965) filed electronically as Exhibit 4.48 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.52 Form of 5% Death Benefit Rider - AEL (form 273965) filed electronically as Exhibit 4.49 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.53 Form of Greater of MAV or 5% Death Benefit Rider - RVSL (form 273966) filed electronically as Exhibit 4.50 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.54 Form of Greater of MAV or 5% Death Benefit Rider - AEL (form 273966) filed electronically as Exhibit 4.51 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.55 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 273959-sg) filed electronically as Exhibit 4.51 to RiverSource Variable Annuity Account Post-Effective Amendment No. 1 to Registration Statement 333-139763 on or about Feb. 23, 2007, is incorporated herein by reference.

4.56 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 273959-jt) filed electronically as Exhibit 4.52 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement 333-139763 on or about Feb. 23, 2007, is incorporated herein by reference.

4.57 Form of Contract Data Pages - RVSL (form 273954DPBAC) filed electronically as Exhibit 4.57 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-139763 on or about May 18, 2007 is incorporated herein by reference.

4.58 Form of Contract Data Pages - RVSL (form 273954DPBA7) filed electronically as Exhibit 4.58 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-139763 on or about May 18, 2007 is incorporated herein by reference.

4.59 Form of Guaranteed Minimum Withdrawal Benefit Single Life Rider (form 275062-sg) filed electronically as Exhibit 4.59 to Registrant's Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.60 Form of Guaranteed Minimum Withdrawal Benefit Joint Life Rider (form 275062-jt) filed electronically as Exhibit 4.60 to Registrant's Post-Effective Amendment No. 12 under Registration Statement 333-139759 on or about June 6, 2009 is incorporated herein by reference.

4.61 Form of Deferred Annuity Contract (form 411265) filed as Exhibit 4.55 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.62 Form of Deferred Annuity Contract (form 411265) data pages for RiverSource FlexChoice Select Variable Annuity filed electronically as
       Exhibit 4.62 to Registrant's Post-Effective Amendment No. 14 under Registration Statement 333-139759 on or about Nov. 24, 2009 is incorporated herein by reference.

4.63   Form of Guarantee Period Accounts Endorsement (form 411272) filed as
       Exhibit 4.57 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.64 Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed as Exhibit 4.58 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.65   Form of 5% Accumulation Death Benefit Rider (form 411279) filed as
       Exhibit 4.59 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.66 Form of Enhanced Death Benefit Rider (form 411280) filed as Exhibit 4.60 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.67 Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed as Exhibit 4.61 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.68   Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed as
       Exhibit 4.62 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.69 Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed as Exhibit 4.63 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.70 Form of Guaranteed Minimum Accumulation Benefit Rider (form 411283) filed as Exhibit 4.64 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.71 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages(R) Rider (form 411284-sg) filed as Exhibit 4.65 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.72 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages(R) Rider (form 411284-jt) filed as Exhibit 4.66 to Registrant's Post-Effective Amendment No. 10 under Registration Statement 333-139763 on or about Nov.25, 2009 is incorporated herein by reference.

4.73 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages 2 Rider will be filed by amendment.

4.74 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages 2 Rider will be filed by amendment.

5.1 Form of Variable Annuity Application - WF Advantage Choice et al (form 271492) filed as Exhibit 5.1 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.2    Form of Variable Annuity Application - FlexChoice (form 271493) filed as
       Exhibit 5.2 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.3    Form of Variable Annuity Application - EG Pathways (form 271850) filed as
       Exhibit 5.3 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.4 Form of Variable Annuity Application - EG Privilege (form 271851) filed as Exhibit 5.4 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 2, 2007, is incorporated herein by reference.

5.5 Form of Variable Annuity Application - WF Advantage Select et al (form 272880) filed electronically as Exhibit 5.14 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.6 Form of Variable Annuity Application - FlexChoice Select (form 272882) filed as Exhibit 5.6 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.7    Form of Variable Annuity Application - EG Pathways (form 272883) filed as
       Exhibit 5.7 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.8 Form of Variable Annuity Application - WF Advantage Select et al (form 273632) filed electronically as Exhibit 5.19 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity

       Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.9 Form of Variable Annuity Application - FlexChoice Select (form 273634) filed as Exhibit 5.9 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.10 Form of Variable Annuity Application - EG Pathways Select (form 273636) filed as Exhibit 5.10 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.11 Form of Variable Annuity Application - AccessChoice Select (form 273639) filed as Exhibit 5.11 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.12 Form of Variable Annuity Application - WF Advantage Select et al - RVSL (form 273969) filed electronically as Exhibit 5.24 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.13 Form of Variable Annuity Application - WF Advantage Select et al - AEL (form 273969) filed electronically as Exhibit 5.24 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.14 Form of Variable Annuity Application - FlexChoice Select - RVSL (form 273970) filed as Exhibit 5.12 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.15 Form of Variable Annuity Application - FlexChoice Select - AEL (form 273970) filed as Exhibit 5.13 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139759, on or about Jan. 2, 2007, is incorporated herein by reference.

5.16 Form of Variable Annuity Application - AccessChoice Select et al - RVSL (form 273973) filed electronically as Exhibit 5.27 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.17 Form of Variable Annuity Application - AccessChoice Select et al - AEL (form 273973) filed electronically as Exhibit 5.27 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource(SM) New Solutions Variable Annuity, RiverSource Innovations(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity, RiverSource Innovations(SM) Classic Variable Annuity, RiverSource Innovations(SM) Classic Select Variable Annuity, RiverSource Endeavor Select(SM) Variable Annuity, Evergreen New Solutions Variable Annuity, Evergreen New Solutions Select Variable Annuity, Evergreen Essential(SM) Variable Annuity, Wells Fargo Advantage(R) Select Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

5.18 Form of Variable Annuity Application - Endeavor Plus - RVSL (form 274752) filed electronically as Exhibit 5.18 to Registrant's Post-Effective Amendment No. 3 to Registration Statement No. 333-139759 on or about May 18, 2007 is incorporated by reference herein.

6.1 Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to IDS Life Variable Account 10's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.3 Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as
       Exhibit 27(f)(1)to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.     Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as
       Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.4 Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed herewith as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.5 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.9 to RiverSource Variable Life Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-139760, filed on or about April 24, 2007, is incorporated by reference.

8.6 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit
       8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.7 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.8 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9 Copy of Participation Agreement by and among Wells Fargo Variable Trust, RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139762, filed on or about April 24, 2007, is incorporated by reference.

8.10 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed as Exhibit 8.15 to Post-Effective Amendment No. 14 to Registration Statement No. 333-74865 filed on or about April 28, 2006, is incorporated by reference.

8.11 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.12 Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit
       8.17 with the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature Select Variable Annuity and RiverSource Signature Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

8.13 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.14 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.15 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
       8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.16 Copy of Participation Agreement by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities, LLC, and Lazard Retirement Series, Inc., dated Jan. 1, 2007, filed electronically Exhibit 8.7 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-139762 on or about April 24, 2007 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource(R) FlexChoice Select Variable Annuity will be filed by amendment.

11.    None.

12.    Not applicable.

13. Power of Attorney to sign Amendment to this Registration Statement, dated Oct.22, 2008 filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-139760, filed on or about April 24, 2009 is incorporated by reference.

14.    Not applicable.

Item 25.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                                 Position and Offices
Name                               Principal Business Address*      With Depositor
----                               ---------------------------   --------------------
Gumer Cruz Alvero                                                Director and Executive
                                                                 Vice President - Annuities

Richard Norman Bush                                              Senior Vice President -
                                                                 Corporate Tax

Bimal Gandhi                                                     Senior Vice President - Strategic
                                                                 Transformation

Brian Joseph McGrane                                             Director, Executive Vice
                                                                 President and Chief Financial
                                                                 Officer

Richard Thomas Moore                                             Secretary

Kevin Eugene Palmer                                              Director, Vice President and
                                                                 Chief Actuary

Bridget Mary Sperl                                               Director, Executive Vice
                                                                 President - Client Services

David Kent Stewart                                               Vice President and Controller

William Frederick "Ted" Truscott                                 Director

John Robert Woerner                                              Chairman of the Board and President

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries and affiliates of Ameriprise Financial, Inc.

Name of Subsidiary and Jurisdiction of Incorporation

American Express Property Casualty Insurance Agency of Pennsylvania Inc. PA Ameriprise Advisor Capital, LLC DE
Ameriprise Bank, FSB NY
Ameriprise Capital Trust I DE
Ameriprise Capital Trust II DE
Ameriprise Capital Trust III DE
Ameriprise Capital Trust IV DE
Ameriprise Captive Insurance Company VT
Ameriprise Certificate Company DE
Investors Syndicate Development Corporation NV
Ameriprise Holdings, Inc. DE
Ameriprise India Private Limited India
Ameriprise Trust Company MN
AMPF Holding Corporation MI
Ameriprise Advisor Services, Inc. MI
Ameriprise Insurance Agency of Massachusetts, Inc. MA
American Enterprise Investment Services Inc. MN
Ameriprise Financial Services DE
AMPF Property Corporation MI
AMPF Realty Corporation MI
IDS Management Corporation MN
IDS Futures Corporation MN
IDS Property Casualty Insurance Company WI
Ameriprise Auto & Home Insurance Agency, Inc. WI
Ameriprise Insurance Company WI
RiverSource Distributors, Inc. DE
RiverSource Investments LLC MN
Advisory Capital Strategies Group Inc. MN
Boston Equity General Partner LLC DE
Kenwood Capital Management LLC DE
IDS Capital Holdings Inc MN
Inc. RiverSource CDO Seed Investment, LLC MN
J.& W. Seligman & Co., Inc. NY
RiverSource Fund Distributors, Inc. NY
RiverSource Services, Inc. NY
Seligman Asia Inc. NY
Seligman Focus Partners LLC NY
Seligman Health Partners LLC NY
Seligman Health Plus Partners LLC NY
Seligman Partners LLC NY
RiverSource Life Insurance Company MN
RiverSource Life Insurance Co. of New York NY
RiverSource NY REO, LLC NY
RiverSource REO 1, LLC MN
RiverSource Tax Advantaged Investments, Inc. DE
AEXP Affordable Housing LLC DE
RiverSource Service Corporation MN
Securities America Financial Corporation NE
Brecek & Young Advisors, Inc. CA
Brecek & Young Financial Services Group of Montana, Inc. MT
Brecek & Young Financial Group Insurance Agency of Texas, Inc. TX
Securities America, Inc. DE
Securities America Advisors, Inc. NE

Threadneedle Asset Management Holdings SARL Luxembourg
TAM Investment Ltd DE
TAM UK Holdings Limited UK
Threadneedle Asset Management (Australia) Pty Ltd Aus
Threadneedle International Investments GmbH Germany
Threadneedle Management Luxembourg S.A. Luxembourg
Threadneedle Portfolio Services Hong Kong Ltd HK
Threadneedle Asset Management Holdings Ltd.* UK
Cofund Holdings Ltd. (16.89%) UK
Threadneedle Asset Management Finance Ltd. UK
TMS Investment Ltd. (Jersey) (Minority) Channel Islands, Jersey
Threadneedle Asset Management Ltd. UK
Threadneedle Asset Management (Nominees) Ltd. UK
ADT Nominees Ltd UK
Convivo Asset Management Ltd. UK
Threadneedle Investment Advisors Ltd. UK
Threadneedle Portfolio Managers Ltd. UK
Sackville TIPP (GP) Ltd. UK
Threadneedle International Fund Management Ltd. UK
Threadneedle International Ltd. UK
Threadneedle Investment Services GMbH Germany
Threadneedle Investment Services Ltd. UK
Threadneedle Investments (Channel Islands) Ltd. Channel Islands, Jersey Threadneedle Investments North America LLC DE
Threadneedle Management Services Ltd. UK
Threadneedle Pension Trustees Ltd. UK
Threadneedle Property Services Ltd. UK
Threadneedle Rural Property Services Ltd. UK
Threadneedle Navigator ISA Manager Ltd. UK
Threadneedle Pensions Ltd. UK
Crockhamwell Road Management Ltd (75%) UK
Crossways Management Company Ltd (0.7%) UK
Redhouse Property Services Ltd. (6%) UK
Sackville (TPEN) [75%] UK
Severnside Distribution Park (Bristol) Management Ltd. (2.6%) UK
Threadneedle Portfolio Services Ltd. UK
Threadneedle Property Investments Ltd. UK
Axix 4/5 Management Ltd. (22.2%) UK
Cornbrash Park Management Company Ltd UK
Highcross (Slough) Management Ltd UK
Sackville Property (GP) Ltd. UK
Sackville Property (GP) Nominee 1 Ltd. UK
Sackville Property (GP) Nominee 2 Ltd. UK
Sackville SPF IV (GP) No. 1 Ltd UK
Sackville SPF IV Property (GP) No. 1 Ltd UK
Sackville SPF IV Property Nominee (1) Ltd. UK
Sackville SPF IV Property Nominee (2) Ltd. UK
Sackville Tandem Property (GP) Ltd. UK
Sackville Tandem Property Nominee Ltd. UK
Sackville TPEN Property (GP) Ltd. UK
Sackville TPEN Property Nominee Ltd.
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TSP Property (GP) Ltd. UK
Sackville TSP Property Nominee Ltd. UK
Threadneedle Unit Trust Manager Ltd. UK

Item 27. Number of Contract owners

     As of March 31, 2010 there were 30,099 nonqualified and 40,507 qualified contract owners.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, RiverSource Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio fund of funds.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and
                                       Chief Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President -
                                       Strategic Transformation
Jeffrey  McGregor                      President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and
                                       Chief Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c) RiverSource Distributors Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF                 NET UNDERWRITING
PRINCIPAL                 DISCOUNTS AND    COMPENSATION ON    BROKERAGE
UNDERWRITER                COMMISSIONS        REDEMPTION     COMMISSIONS   COMPENSATION
---------------------   ----------------   ---------------   -----------   ------------
RiverSource
   Distributors, Inc.     $307,628,681           None            None          None

Item 30. Location of Accounts and Records

     RiverSource Life Insurance Company
     829 Ameriprise Financial Center
     Minneapolis, MN 55474

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

     (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

     (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28,
          1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) - (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 15th day of June, 2010.

                                        RIVERSOURCE VARIABLE ANNUITY ACCOUNT
                                        (Registrant)

                                        By RiverSource Life Insurance Company
                                        (Sponsor)


                                        By /s/ John R. Woerner *
                                           -------------------------------------
                                           John R. Woerner
                                           Chairman of the Board and President

As required by the Securities Act of 1933, this Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 15th day of June, 2010.

Signature                               Title
---------                               -----


/s/ Gumer C. Alvero*                    Director and Executive Vice
-------------------------------------   President - Annuities
Gumer C. Alvero


/s/ Richard N. Bush*                    Senior Vice President - Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Brian J. McGrane*                   Director, Executive Vice President and
-------------------------------------   Chief Financial Officer
Brian J. McGrane


/s/ Kevin E. Palmer*                    Director, Vice President and Chief
-------------------------------------   Actuary
Kevin E. Palmer


/s/ Bridget M. Sperl*                   Director and Executive Vice President -
-------------------------------------   Client Services
Bridget M. Sperl



/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------   (Principal Accounting Officer)
David K. Stewart


/s/ William F. "Ted" Truscott*          Director
-------------------------------------
William F. "Ted" Truscott


/s/ John R. Woerner*                    Chairman of the Board and President
-------------------------------------
John R. Woerner

* Signed pursuant to Power of Attorney dated Oct.22, 2008 filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 5 to Registration Statement No. 333-139760 on or about April 24, 2009 is incorporated by reference herewith, by:


/s/ Dixie Carroll
-------------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary

CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 17 TO REGISTRATION STATEMENT NO. 333-139759

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

PART A.

The prospectus for RiverSource(R) FlexChoice Select Variable Annuity filed electronically with Registrant's Post-Effective Amendment No.15 to Registration Statement No. 333-139759 filed on or about April 28, 2010 is incorporated by reference into Part A of this Post-Effective Amendment No.17 to this Registration Statement.

Supplement for RiverSource FlexChoice Select variable Annuity

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account dated April 30, 2010 filed electronically as Part B to Post-Effective Amendment No. 8 to Registration Statement No. 333-139760 on or about April 28, 2010, is incorporated by reference to this Post-Effective Amendment No.17.

Part C.

     Other Information.

     The signatures.

     Exhibits.

                                  EXHIBIT INDEX

9.   Opinion and consent of counsel